Fair Value Measurements - Schedule of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Total financial assets		$ 0	$ 91,082
Liabilities:
Total financial liabilities	$ 33,992	82,074	$ 33,900
Contingent Consideration [Member]
Assets:
Derivative Asset, Statement of Financial Position [Extensible Enumeration]			Liabilities
Liabilities:
Total financial liabilities			$ 33,900
Level 1 [Member]
Assets:
Total financial assets		0	36,622
Liabilities:
Total financial liabilities	0	0	0
Level 1 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities			0
Level 2 [Member]
Assets:
Total financial assets		0	54,460
Liabilities:
Total financial liabilities	0	0	0
Level 2 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities			0
Level 3 [Member]
Assets:
Total financial assets		0	0
Liabilities:
Total financial liabilities	33,992	82,074	33,900
Level 3 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities			33,900
Warrants to purchase common stock
Liabilities:
Total financial liabilities	5,781	18,554
Warrants to purchase common stock | Level 1 [Member]
Liabilities:
Total financial liabilities	0	0
Warrants to purchase common stock | Level 2 [Member]
Liabilities:
Total financial liabilities	0	0
Warrants to purchase common stock | Level 3 [Member]
Liabilities:
Total financial liabilities	5,781	18,554
Senior Convertible Notes
Liabilities:
Total financial liabilities		63,520
Senior Convertible Notes | Level 3 [Member]
Liabilities:
Total financial liabilities		63,520
Convertible Notes
Liabilities:
Total financial liabilities	28,211	63,520
Convertible Notes | Level 1 [Member]
Liabilities:
Total financial liabilities	0	0
Convertible Notes | Level 2 [Member]
Liabilities:
Total financial liabilities	0	0
Convertible Notes | Level 3 [Member]
Liabilities:
Total financial liabilities	$ 28,211	63,520
Money market account
Assets:
Total financial assets		0	21,909
Money market account | Level 1 [Member]
Assets:
Total financial assets		0	21,909
Money market account | Level 2 [Member]
Assets:
Total financial assets		0	0
Money market account | Level 3 [Member]
Assets:
Total financial assets		$ 0	0
US Treasury securities
Assets:
Total financial assets			14,713
US Treasury securities | Level 1 [Member]
Assets:
Total financial assets			14,713
US Treasury securities | Level 2 [Member]
Assets:
Total financial assets			0
US Treasury securities | Level 3 [Member]
Assets:
Total financial assets			0
Corporate debt securities
Assets:
Total financial assets			16,915
Corporate debt securities | Level 1 [Member]
Assets:
Total financial assets			0
Corporate debt securities | Level 2 [Member]
Assets:
Total financial assets			16,915
Corporate debt securities | Level 3 [Member]
Assets:
Total financial assets			0
Commercial paper
Assets:
Total financial assets			34,698
Commercial paper | Level 1 [Member]
Assets:
Total financial assets			0
Commercial paper | Level 2 [Member]
Assets:
Total financial assets			34,698
Commercial paper | Level 3 [Member]
Assets:
Total financial assets			0
Asset backed securities
Assets:
Total financial assets			$ 2,847
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]			Assets
Asset backed securities | Level 1 [Member]
Assets:
Total financial assets			$ 0
Asset backed securities | Level 2 [Member]
Assets:
Total financial assets			2,847
Asset backed securities | Level 3 [Member]
Assets:
Total financial assets			$ 0